BOND PAYABLE	12 Months Ended
Feb. 28, 2015
BOND PAYABLE
BOND PAYABLE

11. BOND PAYABLE

        On May 21, 2014, the Company issued $230,000,000 in aggregate principal amount of convertible bond due on May 15, 2019 (the "Bond"), unless earlier repurchased, converted or redeemed. The Bond bears interest at a rate of 2.5% per year, payable semiannually in arrears on May 15 and November 15 of each year, beginning on November 15, 2014.

        The net proceeds from the Bond, after deducting the issuance costs, were $224,722,942. The Company has accounted for the Bond as a single instrument as a long-term debt, bond payable. The debt issuance costs of $5,277,058 were treated as a reduction of the bond payable and amortized using the effective interest method over the period from issuance date to the earliest redemption date, May 15, 2017.

        In connection with the issuance of the bonds, the Company has entered into capped call transactions (each a "Capped Call Transaction") with three initial purchasers or their affiliates by purchasing 8,749,913 options, which is the number of ADS initially issuable upon conversion of the Bonds in full, for $22,885,000. The Capped Call Transactions are expected generally to reduce the potential dilution to the Class A common shares and ADSs upon conversion of the Bond. The strike price of the Capped Call Transactions will initially correspond to the initial conversion price of the Bond and the cap price will initially be $35.39 per ADS and is subject to certain adjustments under the terms of the Capped Call Transactions. The Capped Call Transactions will terminate upon the maturity date of the Bond and will be settled in net ADSs unless the Group elected the cash settlement method. The Group accounted for the capped call transactions as equity transactions and recorded the $22,885,000 purchase price as a deduction of additional paid in capital.

        The main terms of the Bond are summarized as follows:

Conversion

        The Bond are convertible into the Company's American Depositary Shares ("ADSs"), at the option of the holders, in integral multiples of $1,000 principal amount, at any time prior to the close of business on the second scheduled trading day immediately preceding the maturity date.

        The conversion rate equals 38.0431 ADSs per $1,000 principal amount of the Bond, which represents an initial conversion price of $26.29 per ADS.

Redemption

        The Company does not have the right to redeem the Bond prior to maturity except for certain circumstances involving changes in the tax laws for the relevant taxing jurisdiction. Holders of the Bond have the right to require the Company to repurchase in cash all or part of their Bond on May 15, 2017 or upon the occurrence of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Bond to be repurchased, plus any accrued and unpaid interest to, but excluding, the repurchase date.